FUND SUMMARY: NVIT INCOME BOND FUND
Objective
The Fund seeks primarily the preservation of capital and high liquidity, and secondarily, investment income consistent with the Fund's primary objectives.
Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Shareholder Fees (paid directly from your investment)
Shareholder Fees (USD $)	NVIT Income Bond Fund Class II Shares
Shareholder Fees (paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		NVIT Income Bond Fund Class II Shares
Management Fees		0.49%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	8.80%
Acquired Fund Fees and Expenses	[2]	0.35%
Total Annual Fund Operating Expenses		9.89%
Amount of Fee Waiver/Expense Reimbursement	[3]	(8.89%)
Total Annual Fund Operating Expenses After Waivers/Reimbursements		1.00%
[1]	Since the Fund is new, "Other Expenses" are estimated based on the Fund's projected average net assets for the current fiscal year ending December 31, 2011.
[2]	Acquired Fund fees and expenses are based on estimated amounts for the current fiscal year ending December 31, 2011.
[3]	Nationwide Variable Insurance Trust (the "Trust") and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting operating expenses to 0.20% (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses and certain other expenses) until at least May 1, 2012. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses. More information about administrative services fees can be found in "Investing with Nationwide Funds" on page 15 of this Prospectus.

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
NVIT Income Bond Fund Class II Shares	102	2,060

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is disclosed as the Fund had not commenced operations as of the date of this Prospectus.

Principal Investment Strategies

The Fund is a "fund-of-funds" that invests in underlying portfolios of Nationwide Variable Insurance Trust (the "Trust") and unaffiliated mutual funds (including exchange-traded funds) (each, an "Underlying Fund" or collectively, "Underlying Funds") representing several categories of fixed-income securities. The Fund is used in connection with certain guaranteed benefits available through variable annuity contracts issued by Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, "Nationwide Life"), and is designed, as part of a specialized asset transfer program, to reduce a contract owner's exposure to equity investments when such exposure exceeds the amount permitted under his or her variable annuity contract. Some of the Underlying Funds are "index" funds that invest directly in fixed-income securities with a goal of obtaining investment returns that closely track a benchmark bond index. The Fund also invests in some non-index Underlying Funds, which also invest directly in fixed-income securities, but which feature a more active approach to portfolio management. The investment adviser generally sells shares of Underlying Funds in order to meet target allocations or shareholder redemption activity. Although the Fund seeks to provide diversification across different types of fixed-income securities, the Fund is nondiversified as to issuers (i.e., Underlying Funds), and invests a significant portion of its assets in any one Underlying Fund.

By investing in the Underlying Funds, the Fund invests at least 80% of its net assets in a wide variety of fixed-income securities that are investment grade, such as corporate bonds, U.S. government securities, mortgage-backed securities, asset-backed securities and commercial paper. The Fund also may invest a portion of its assets in high-yield bonds (commonly known as "junk bonds"), as well as foreign government or corporate bonds that are denominated in U.S. dollars. Any of these securities may pay interest on either a fixed-rate or a variable-rate basis. The Fund seeks to achieve its objectives by investing in securities offering the highest level of expected income while simultaneously minimizing market price fluctuations. The Fund typically maintains an average portfolio maturity that may change within a broad range of short- to medium-term, depending on the performance, risk characteristics and liquidity of different sectors of the bond markets (or the bond markets overall), and their correlation to the performance of equity securities. Under normal circumstances, however, the Fund's average weighted duration will not exceed seven years.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Asset allocation risk – the Fund is subject to different levels and combinations of risk based on its actual allocation among the various Underlying Funds. The potential impact of the risks related to an Underlying Fund depends on the size of the Fund's investment allocation to it.

Performance risk – the Fund's investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. This risk is particularly high for high-yield bonds.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Underlying Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interests rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage- and asset-backed securities risk – through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

High-yield bonds risk – investing in high-yield bonds (commonly known as "junk bonds") and other lower-rated bonds will subject the Fund to substantial risk of loss.

Index fund risk – an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between an Underlying Fund's performance and that of an index may be negatively affected by the Underlying Fund's expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Strategy risk – there is the risk that the investment adviser's evaluations and allocation among Underlying Funds may be incorrect. Further, the investment adviser may add or delete Underlying Funds, or alter the Fund's Underlying Fund allocations, at its discretion. Changes to the Fund's Underlying Funds or allocations, or the lack thereof, could both affect the level of risk and the potential for gain or loss.

Fund-of-funds structure risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds, including that the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests.

If the value of the Fund's investments goes down, you may lose money.

Performance

Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	NATIONWIDE VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000353905
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 14, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 14, 2011
Prospectus Date	rr_ProspectusDate	Mar 14, 2011
NVIT Income Bond Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.49%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	8.80%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.89%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(8.89%)	[3]
Total Annual Fund Operating Expenses After Waivers/Reimbursements	rr_NetExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	2,060
NVIT Income Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: NVIT INCOME BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks primarily the preservation of capital and high liquidity,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and secondarily, investment income consistent with the Fund's primary objectives.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is disclosed as the Fund had not commenced operations as of the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Since the Fund is new, "Other Expenses" are estimated based on the Fund's projected average net assets for the current fiscal year ending December 31, 2011
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund-of-funds" that invests in underlying portfolios of Nationwide Variable Insurance Trust (the "Trust") and unaffiliated mutual funds (including exchange-traded funds) (each, an "Underlying Fund" or collectively, "Underlying Funds") representing several categories of fixed-income securities. The Fund is used in connection with certain guaranteed benefits available through variable annuity contracts issued by Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, "Nationwide Life"), and is designed, as part of a specialized asset transfer program, to reduce a contract owner's exposure to equity investments when such exposure exceeds the amount permitted under his or her variable annuity contract. Some of the Underlying Funds are "index" funds that invest directly in fixed-income securities with a goal of obtaining investment returns that closely track a benchmark bond index. The Fund also invests in some non-index Underlying Funds, which also invest directly in fixed-income securities, but which feature a more active approach to portfolio management. The investment adviser generally sells shares of Underlying Funds in order to meet target allocations or shareholder redemption activity. Although the Fund seeks to provide diversification across different types of fixed-income securities, the Fund is nondiversified as to issuers (i.e., Underlying Funds), and invests a significant portion of its assets in any one Underlying Fund.

By investing in the Underlying Funds, the Fund invests at least 80% of its net assets in a wide variety of fixed-income securities that are investment grade, such as corporate bonds, U.S. government securities, mortgage-backed securities, asset-backed securities and commercial paper. The Fund also may invest a portion of its assets in high-yield bonds (commonly known as "junk bonds"), as well as foreign government or corporate bonds that are denominated in U.S. dollars. Any of these securities may pay interest on either a fixed-rate or a variable-rate basis. The Fund seeks to achieve its objectives by investing in securities offering the highest level of expected income while simultaneously minimizing market price fluctuations. The Fund typically maintains an average portfolio maturity that may change within a broad range of short- to medium-term, depending on the performance, risk characteristics and liquidity of different sectors of the bond markets (or the bond markets overall), and their correlation to the performance of equity securities. Under normal circumstances, however, the Fund's average weighted duration will not exceed seven years.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Asset allocation risk – the Fund is subject to different levels and combinations of risk based on its actual allocation among the various Underlying Funds. The potential impact of the risks related to an Underlying Fund depends on the size of the Fund's investment allocation to it.

Performance risk – the Fund's investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. This risk is particularly high for high-yield bonds.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Underlying Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interests rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage- and asset-backed securities risk – through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

High-yield bonds risk – investing in high-yield bonds (commonly known as "junk bonds") and other lower-rated bonds will subject the Fund to substantial risk of loss.

Index fund risk – an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between an Underlying Fund's performance and that of an index may be negatively affected by the Underlying Fund's expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Strategy risk – there is the risk that the investment adviser's evaluations and allocation among Underlying Funds may be incorrect. Further, the investment adviser may add or delete Underlying Funds, or alter the Fund's Underlying Fund allocations, at its discretion. Changes to the Fund's Underlying Funds or allocations, or the lack thereof, could both affect the level of risk and the potential for gain or loss.

Fund-of-funds structure risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds, including that the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests.

If the value of the Fund's investments goes down, you may lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus.

[1]	Since the Fund is new, "Other Expenses" are estimated based on the Fund's projected average net assets for the current fiscal year ending December 31, 2011.
[2]	Acquired Fund fees and expenses are based on estimated amounts for the current fiscal year ending December 31, 2011.
[3]	Nationwide Variable Insurance Trust (the "Trust") and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting operating expenses to 0.20% (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses and certain other expenses) until at least May 1, 2012. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses. More information about administrative services fees can be found in "Investing with Nationwide Funds" on page 15 of this Prospectus.